Real Estate Assets, Net (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Summary of Carrying Amounts of Consolidated Real Estate Assets
The following table summarizes the carrying amounts of our consolidated real estate assets:

	September 30, 2020	December 31, 2019
Building and building improvements	$134,776,296	$52,466,583
Land and land improvements	28,182,025	10,658,155
Furniture, fixtures and equipment	3,983,344	2,015,778
Intangible assets	3,808,756	1,503,325
	170,750,421	66,643,841
Less: Accumulated depreciation and amortization	(8,367,437)	(2,738,190)
Real estate assets, net	$162,382,984	$63,905,651

The useful lives of our real estate assets are as follows (in years):

Land improvements	5-15
Buildings	30
Building improvements	5-15
Furniture, fixtures and equipment	5-15
Intangible assets	Over lease term

The following table summarizes the carrying amounts of our consolidated real estate assets:

December 31, 2019
Building and building improvements	$52,466,583
Land and land improvements	10,658,155
Furniture, fixtures and equipment	2,015,778
Intangible assets	1,503,325
66,643,841
Less: Accumulated depreciation and amortization	(2,738,190)
Real estate assets, net	$63,905,651

Summary of Purchase Price Allocation of Real Estate Assets Acquired
The following table summarizes the purchase price allocation of the real estate assets acquired during the nine months ended September 30, 2020:

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood One Upland	$82,145,536	$14,514,535	$3,009,335	$1,967,566	$2,305,430	$103,942,402